Subordinated liabilities - Schedule of Movement in Subordinated Liabilities (Details) € in Millions, £ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 AUD ($)	Dec. 31, 2025 USD ($)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Contract/ notional amount £m	£ 16,574,438	£ 14,304,441
At 1 January	10,089	10,253
Proceeds from issue of subordinated liabilities	1,757	812	£ 1,417
Repurchases and redemptions during the year	(1,928)	(819)
Repurchases and redemptions during the year:
Proceeds from issue of subordinated liabilities	1,757	812	1,417
Repurchases and redemptions during the year	(1,928)	(819)
Foreign exchange movements	(280)	(25)
Other movements (cash and non-cash)	253	(132)
At 31 December	9,894	10,089	10,253
Repayment of subordinated liabilities	(1,928)	(819)	(1,745)
Hedge accounting movements and cash interest payments	618
Interest paid, classified as financing activities	806	622	623
Interest expense and hedging valuation adjustments on subordinated liabilities	707	738	712
Gross carrying amount
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Proceeds from issue of subordinated liabilities	1,760
Repurchases and redemptions during the year:
Proceeds from issue of subordinated liabilities	£ 1,760
4.375% Fixed Rate Reset Dated Subordinated Notes 2034 (€500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)	4.375%			4.375%	4.375%	4.375%
Contract/ notional amount £m | €				€ 500
Proceeds from issue of subordinated liabilities		427
Repurchases and redemptions during the year:
Proceeds from issue of subordinated liabilities		427
5.788% Fixed-to-Floating Rate Dated Subordinated Notes 2034 (A$250 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)	5.788%			5.788%	5.788%	5.788%
Contract/ notional amount £m | $					$ 250
Proceeds from issue of subordinated liabilities		128
Repurchases and redemptions during the year:
Proceeds from issue of subordinated liabilities		128
Floating Rate Dated Subordinated Notes 2034 (A$500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Contract/ notional amount £m | $					$ 500
Proceeds from issue of subordinated liabilities		257
Repurchases and redemptions during the year:
Proceeds from issue of subordinated liabilities		£ 257
6.475% Non-cumulative Preference Shares callable 2024 (£186 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)	6.475%	6.475%		6.475%	6.475%	6.475%
Contract/ notional amount £m	£ 186
Repurchases and redemptions during the year		£ (47)
Repurchases and redemptions during the year:
Repurchases and redemptions during the year		(47)
4.5% Dated Subordinated Notes 2024 ($1,000 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)	4.50%			4.50%	4.50%	4.50%
Contract/ notional amount £m | $						$ 1,000.0
Repurchases and redemptions during the year		(772)
Repurchases and redemptions during the year:
Repurchases and redemptions during the year		(772)
4.00% Fixed Rate Reset Dated Subordinated Notes 2035 (€1,000 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)	4.00%			4.00%	4.00%	4.00%
Contract/ notional amount £m | €				€ 1,000
Proceeds from issue of subordinated liabilities	£ 842
Repurchases and redemptions during the year:
Proceeds from issue of subordinated liabilities	£ 842
6.068% Fixed-to-Floating Rate Dated Subordinated Notes 2036 ($1,250 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)	6.068%			6.068%	6.068%	6.068%
Contract/ notional amount £m | $						$ 1,250.0
Proceeds from issue of subordinated liabilities	£ 918
Repurchases and redemptions during the year:
Proceeds from issue of subordinated liabilities	£ 918
4.50% Fixed Rate Step-up Subordinated Notes 2030 (€441 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)	4.50%			4.50%	4.50%	4.50%
Contract/ notional amount £m | €				€ 441
Repurchases and redemptions during the year	£ (371)
Repurchases and redemptions during the year:
Repurchases and redemptions during the year	£ (371)
4.50% Fixed Rate Step-up Subordinated Notes 2030 (€309 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)	4.50%			4.50%	4.50%	4.50%
Contract/ notional amount £m | €				€ 309
Repurchases and redemptions during the year	£ (260)
Repurchases and redemptions during the year:
Repurchases and redemptions during the year	£ (260)
7.625% Dated Subordinated Notes 2025 (£273 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)	7.625%			7.625%	7.625%	7.625%
Contract/ notional amount £m	£ 273
Repurchases and redemptions during the year	(273)
Repurchases and redemptions during the year:
Repurchases and redemptions during the year	£ (273)
4.582% Fixed Rate Dated Subordinated Notes 2025 ($1,328 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)	4.582%			4.582%	4.582%	4.582%
Contract/ notional amount £m | $						$ 1,328.0
Repurchases and redemptions during the year	£ (996)
Repurchases and redemptions during the year:
Repurchases and redemptions during the year	£ (996)
4.582% Fixed Rate Dated Subordinated Notes 2025 ($25.6 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)	4.582%			4.582%	4.582%	4.582%
Contract/ notional amount £m | $						$ 25.6
Repurchases and redemptions during the year	£ (19)
Repurchases and redemptions during the year:
Repurchases and redemptions during the year	£ (19)
5.75% Undated Step-up Subordinated Notes callable 2025 (£9 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)	5.75%			5.75%	5.75%	5.75%
Contract/ notional amount £m	£ 9
Repurchases and redemptions during the year	(9)
Repurchases and redemptions during the year:
Repurchases and redemptions during the year	(9)
Preference shares £m
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
At 1 January	413	466
Proceeds from issue of subordinated liabilities	0	0
Repurchases and redemptions during the year	0	(47)
Repurchases and redemptions during the year:
Proceeds from issue of subordinated liabilities	0	0
Repurchases and redemptions during the year	0	(47)
Foreign exchange movements	(3)	(1)
Other movements (cash and non-cash)	(3)	(5)
At 31 December	407	413	466
Preference shares £m | 4.375% Fixed Rate Reset Dated Subordinated Notes 2034 (€500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Proceeds from issue of subordinated liabilities		0
Repurchases and redemptions during the year:
Proceeds from issue of subordinated liabilities		0
Preference shares £m | 5.788% Fixed-to-Floating Rate Dated Subordinated Notes 2034 (A$250 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Proceeds from issue of subordinated liabilities		0
Repurchases and redemptions during the year:
Proceeds from issue of subordinated liabilities		0
Preference shares £m | Floating Rate Dated Subordinated Notes 2034 (A$500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Proceeds from issue of subordinated liabilities		0
Repurchases and redemptions during the year:
Proceeds from issue of subordinated liabilities		0
Preference shares £m | 6.475% Non-cumulative Preference Shares callable 2024 (£186 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		(47)
Repurchases and redemptions during the year:
Repurchases and redemptions during the year		(47)
Preference shares £m | 4.5% Dated Subordinated Notes 2024 ($1,000 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Repurchases and redemptions during the year:
Repurchases and redemptions during the year		0
Preference shares £m | 4.00% Fixed Rate Reset Dated Subordinated Notes 2035 (€1,000 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Proceeds from issue of subordinated liabilities	0
Repurchases and redemptions during the year:
Proceeds from issue of subordinated liabilities	0
Preference shares £m | 6.068% Fixed-to-Floating Rate Dated Subordinated Notes 2036 ($1,250 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Proceeds from issue of subordinated liabilities	0
Repurchases and redemptions during the year:
Proceeds from issue of subordinated liabilities	0
Preference shares £m | 4.50% Fixed Rate Step-up Subordinated Notes 2030 (€441 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
Repurchases and redemptions during the year:
Repurchases and redemptions during the year	0
Preference shares £m | 4.50% Fixed Rate Step-up Subordinated Notes 2030 (€309 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
Repurchases and redemptions during the year:
Repurchases and redemptions during the year	0
Preference shares £m | 7.625% Dated Subordinated Notes 2025 (£273 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
Repurchases and redemptions during the year:
Repurchases and redemptions during the year	0
Preference shares £m | 4.582% Fixed Rate Dated Subordinated Notes 2025 ($1,328 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
Repurchases and redemptions during the year:
Repurchases and redemptions during the year	0
Preference shares £m | 4.582% Fixed Rate Dated Subordinated Notes 2025 ($25.6 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
Repurchases and redemptions during the year:
Repurchases and redemptions during the year	0
Preference shares £m | 5.75% Undated Step-up Subordinated Notes callable 2025 (£9 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
Repurchases and redemptions during the year:
Repurchases and redemptions during the year	0
Undated £m
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
At 1 January	145	144
Proceeds from issue of subordinated liabilities	0	0
Repurchases and redemptions during the year	(9)	0
Repurchases and redemptions during the year:
Proceeds from issue of subordinated liabilities	0	0
Repurchases and redemptions during the year	(9)	0
Foreign exchange movements	0	0
Other movements (cash and non-cash)	0	1
At 31 December	136	145	144
Undated £m | 4.375% Fixed Rate Reset Dated Subordinated Notes 2034 (€500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Proceeds from issue of subordinated liabilities		0
Repurchases and redemptions during the year:
Proceeds from issue of subordinated liabilities		0
Undated £m | 5.788% Fixed-to-Floating Rate Dated Subordinated Notes 2034 (A$250 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Proceeds from issue of subordinated liabilities		0
Repurchases and redemptions during the year:
Proceeds from issue of subordinated liabilities		0
Undated £m | Floating Rate Dated Subordinated Notes 2034 (A$500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Proceeds from issue of subordinated liabilities		0
Repurchases and redemptions during the year:
Proceeds from issue of subordinated liabilities		0
Undated £m | 6.475% Non-cumulative Preference Shares callable 2024 (£186 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Repurchases and redemptions during the year:
Repurchases and redemptions during the year		0
Undated £m | 4.5% Dated Subordinated Notes 2024 ($1,000 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Repurchases and redemptions during the year:
Repurchases and redemptions during the year		0
Undated £m | 4.00% Fixed Rate Reset Dated Subordinated Notes 2035 (€1,000 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Proceeds from issue of subordinated liabilities	0
Repurchases and redemptions during the year:
Proceeds from issue of subordinated liabilities	0
Undated £m | 6.068% Fixed-to-Floating Rate Dated Subordinated Notes 2036 ($1,250 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Proceeds from issue of subordinated liabilities	0
Repurchases and redemptions during the year:
Proceeds from issue of subordinated liabilities	0
Undated £m | 4.50% Fixed Rate Step-up Subordinated Notes 2030 (€441 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
Repurchases and redemptions during the year:
Repurchases and redemptions during the year	0
Undated £m | 4.50% Fixed Rate Step-up Subordinated Notes 2030 (€309 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
Repurchases and redemptions during the year:
Repurchases and redemptions during the year	0
Undated £m | 7.625% Dated Subordinated Notes 2025 (£273 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
Repurchases and redemptions during the year:
Repurchases and redemptions during the year	0
Undated £m | 4.582% Fixed Rate Dated Subordinated Notes 2025 ($1,328 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
Repurchases and redemptions during the year:
Repurchases and redemptions during the year	0
Undated £m | 4.582% Fixed Rate Dated Subordinated Notes 2025 ($25.6 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
Repurchases and redemptions during the year:
Repurchases and redemptions during the year	0
Undated £m | 5.75% Undated Step-up Subordinated Notes callable 2025 (£9 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	(9)
Repurchases and redemptions during the year:
Repurchases and redemptions during the year	(9)
Dated £m
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
At 1 January	9,531	9,643
Proceeds from issue of subordinated liabilities	1,760	812
Repurchases and redemptions during the year	(1,919)	(772)
Repurchases and redemptions during the year:
Proceeds from issue of subordinated liabilities	1,760	812
Repurchases and redemptions during the year	(1,919)	(772)
Foreign exchange movements	(277)	(24)
Other movements (cash and non-cash)	256	(128)
At 31 December	9,351	9,531	£ 9,643
Dated £m | 4.375% Fixed Rate Reset Dated Subordinated Notes 2034 (€500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Proceeds from issue of subordinated liabilities		427
Repurchases and redemptions during the year:
Proceeds from issue of subordinated liabilities		427
Dated £m | 5.788% Fixed-to-Floating Rate Dated Subordinated Notes 2034 (A$250 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Proceeds from issue of subordinated liabilities		128
Repurchases and redemptions during the year:
Proceeds from issue of subordinated liabilities		128
Dated £m | Floating Rate Dated Subordinated Notes 2034 (A$500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Proceeds from issue of subordinated liabilities		257
Repurchases and redemptions during the year:
Proceeds from issue of subordinated liabilities		257
Dated £m | 6.475% Non-cumulative Preference Shares callable 2024 (£186 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Repurchases and redemptions during the year:
Repurchases and redemptions during the year		0
Dated £m | 4.5% Dated Subordinated Notes 2024 ($1,000 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		(772)
Repurchases and redemptions during the year:
Repurchases and redemptions during the year		£ (772)
Dated £m | 4.00% Fixed Rate Reset Dated Subordinated Notes 2035 (€1,000 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Proceeds from issue of subordinated liabilities	842
Repurchases and redemptions during the year:
Proceeds from issue of subordinated liabilities	842
Dated £m | 6.068% Fixed-to-Floating Rate Dated Subordinated Notes 2036 ($1,250 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Proceeds from issue of subordinated liabilities	918
Repurchases and redemptions during the year:
Proceeds from issue of subordinated liabilities	918
Dated £m | 4.50% Fixed Rate Step-up Subordinated Notes 2030 (€441 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	(371)
Repurchases and redemptions during the year:
Repurchases and redemptions during the year	(371)
Dated £m | 4.50% Fixed Rate Step-up Subordinated Notes 2030 (€309 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	(260)
Repurchases and redemptions during the year:
Repurchases and redemptions during the year	(260)
Dated £m | 7.625% Dated Subordinated Notes 2025 (£273 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	(273)
Repurchases and redemptions during the year:
Repurchases and redemptions during the year	(273)
Dated £m | 4.582% Fixed Rate Dated Subordinated Notes 2025 ($1,328 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	(996)
Repurchases and redemptions during the year:
Repurchases and redemptions during the year	(996)
Dated £m | 4.582% Fixed Rate Dated Subordinated Notes 2025 ($25.6 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	(19)
Repurchases and redemptions during the year:
Repurchases and redemptions during the year	(19)
Dated £m | 5.75% Undated Step-up Subordinated Notes callable 2025 (£9 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
Repurchases and redemptions during the year:
Repurchases and redemptions during the year	£ 0